FAIR VALUE MEASUREMENTS - Schedule of Aggregate Fair value of Warrants (Details) - Common Stock Warrant [Member] - $ / shares		9 Months Ended	12 Months Ended
	Nov. 13, 2023	Sep. 30, 2024	Dec. 31, 2023
Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.18		$ 0.15
Expected term (in years)	5 years		4 days 21 hours
Expected volatility	66.30%		66.30%
Risk-free interest rate	4.10%		3.80%
Expected dividend yield	0.00%		0.00%
Fair Value, Inputs, Level 3 [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility			66.30%
Expected dividend yield		0.00%	0.00%
Fair Value, Inputs, Level 3 [Member] | Junior Note Warrants [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price		$ 0.03	$ 0.15
Expected term (in years)		4 years 2 months 12 days	4 years 10 months 24 days
Expected volatility		58.90%
Risk-free interest rate		3.60%	3.80%
Fair Value, Inputs, Level 3 [Member] | Junior Note Warrants [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price		$ 0.51	$ 0.18
Expected term (in years)		4 years 10 months 24 days	5 years
Expected volatility		76.90%
Risk-free interest rate		4.30%	4.10%
Fair Value, Inputs, Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield		0.00%
Fair Value, Inputs, Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price		$ 0.51
Expected term (in years)		4 months 6 days
Expected volatility		253.00%
Risk-free interest rate		4.60%
Fair Value, Inputs, Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price		$ 1.82
Expected term (in years)		5 months 15 days
Expected volatility		285.40%
Risk-free interest rate		5.00%